Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2024
Related Party Transactions
Schedule of compensation to key management

	2024	2023
	$	$
Management and director fees	3,316	3,233
Benefits	56	11
Share-based compensation	7,653	11,535
	11,025	14,779

Schedule of receivables and payables with joint venture

	2024	2023
	$	$
Accounts receivable- unconsolidated affiliates	1,160	—
Accounts payable – unconsolidated affiliates	5,472	—